Financial instruments - Summary of Carrying Amount of Assets and Liabilities by Measurement Method (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Assets:
Total assets		¥ 21,271,427	¥ 19,880,882	¥ 18,319,771
Current assets		2,130,033	1,888,572	1,645,765
Non-current assets		19,141,394	17,992,310	16,674,006
Liabilities:
Total liabilities		8,391,013	6,933,266	5,722,907
Current liabilities		6,975,408	5,740,213	4,637,043
Non-current liabilities		1,415,605	1,193,053	1,085,864
Short Term Borrowing [Member]
Liabilities:
Financial liabilities required to be measured at AC		1,976,553	1,201,747	824,045
Current Portion of Long Term Debt [Member]
Liabilities:
Financial liabilities required to be measured at AC		171,409	205,406	98,923
Trade Payables [Member]
Liabilities:
Financial liabilities required to be measured at AC		1,716,316	1,455,751	1,139,093
Other Payables [Member]
Liabilities:
Financial liabilities required to be measured at AC		126,926	140,812	171,443
Deposits from Customers In The Banking Business [Member]
Liabilities:
Financial liabilities required to be measured at AC	[1]	3,004,215	2,773,884	2,440,783
Long Term Debt [Member]
Liabilities:
Financial liabilities required to be measured at AC		1,203,646	1,053,636	939,030
Other Financial Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at AC		63,281	47,336	60,291
Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL		21,552	6,161	5,666
Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL		34,995	8,179	7,767
Derivatives
Liabilities:
Financial liabilities required to be measured at FVPL		72,120	40,354	35,866
Trade receivables [member]
Assets:
Financial assets required to be measured at amortized cost ("AC")	[2]	1,617,323	1,356,612	1,180,798
Other Receivabels [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")	[2]	2,736	2,296	2,393
Derivatives | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		61,023	38,913	46,464
Housing Loans in The Banking Business | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		2,752,985	2,342,728	1,919,219
Time Deposit | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		39,223	21,165	20,705
Other Loans | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		230,516	236,828	252,875
Security deposit | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		121,856	114,490	110,399
Non-current other receivables in the Pictures segment | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		166,279	88,111	109,012
Debt securities | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		358,238	298,794	255,447
Financial assets required to be measured at fair value through profit or loss ("FVPL")		1,012,057	1,017,169	894,493
Financial assets designated to be measured at FVPL		267,169	295,314	247,289
Financial assets required to be measured at fair value through other comprehensive income ("FVOCI")		12,378,244	12,113,844	12,222,667
Debt securities | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		16,013	9,671	8,509
Financial assets required to be measured at fair value through other comprehensive income ("FVOCI")		522	529	760
Equity securities | Investments and Advances in the Financial Services Segment [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		1,798,536	1,398,097	884,480
Financial assets designated to be measured at FVOCI		8,016	5,754	2,907
Equity securities | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at fair value through profit or loss ("FVPL")		120,274	182,985	86,628
Financial assets designated to be measured at FVOCI		303,992	340,364	54,758
Other | Other Financial Assets [Member]
Assets:
Financial assets required to be measured at amortized cost ("AC")		¥ 16,425	¥ 17,218	¥ 19,968

[1]	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.
[2]	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.